ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2017
ORGANIZATION
Schedule of subsidiaries of the Company and variable interest entities where the Company is the primary beneficiary
As of December 31, 2017, subsidiaries of the Company and variable interest entities (“VIEs”) where the Company is the primary beneficiary include the following:

	Date of incorporation	Place of incorporation	Percentage of ownership	Principal activities

Subsidiaries

ChinaCache Network Technology (Beijing) Ltd. (“ChinaCache Beijing”)	August 25, 2005	The PRC	100%	Provision of technical consultation services

ChinaCache North America Inc. (“ChinaCache US”)	August 16, 2007	United States of America	100%	Provision of content and application delivery services

JNet Holdings Limited (“JNet Holdings”)	September 27, 2007	British Virgin Islands	100%	Investment holding

ChinaCache Networks Hong Kong Ltd. (“ChinaCache HK”)	April 7, 2008	Hong Kong	100%	Provision of content and application delivery services

ChinaCache Xin Run Technology (Beijing) Co., Ltd. (“Xin Run”)	July 18, 2011	The PRC	99%**	Construction of cloud infrastructure

Metasequoia Investment Inc. (“Metasequoia”)	March 28, 2012	British Virgin Islands	100%	Investment holding

ChinaCache Ireland Limited (“ChinaCache IE”)	November 18, 2013	Ireland	100%	Provision of content and application delivery services

Beijing Shou Ming Technology Co., Ltd. (“Beijing Shou Ming”)	August 15, 2014	The PRC	99%**	Computer hardware, technology development

Beijing Shuo Ge Technology Co., Ltd. (“Beijing Shuo Ge”)	August 15, 2014	The PRC	99%**	Mechanical equipment lease

Beijing Zhao Du Technology Co., Ltd. (“Beijing Zhao Du”)***	August 15, 2014	The PRC	99%**	Mechanical equipment lease

ChinaCache Networks Limited (“ChinaCache UK”)	March 10, 2016	England and Wales	100%	Provision of content and application delivery services

ChinaCache Assets LLC (“CCAL”)	August 10, 2016	United States of America	100%	Real estate management

VIEs

Beijing Blue I.T. Technologies Co., Ltd. (“Beijing Blue IT” )*	June 7, 1998	The PRC	-	Provision of content and application delivery services

Beijing Jingtian Technology Limited (“Beijing Jingtian”) *	September 1, 2005	The PRC	-	Provision of content and application delivery services

*	The equity interest of Beijing Blue IT and Beijing Jingtian are held by the Founders and two nominee shareholders of the Company, respectively (collectively the “Nominee Shareholders”).

**
On November 16, 2015, Xin Run received a capital injection of RMB1,292,000 (US$202,000) from Tianjin Shuishan Technology Co., Ltd, a PRC Company wholly owned by the Founders. As a result, the percentage of the Company’s equity ownership in Xin Run and Xin Run’s wholly-owned subsidiaries, is 99% as of December 31, 2016 and 2017.

***	In July 2017, Xin Run transferred all of its equity interests in Beijing Zhao Du to a buyer (Note 10). However, due to the disputes disclosed in Note 26, the transfer is not yet closed.

Schedule of financial information of the consolidated VIEs before eliminating the intercompany balances and transactions between the consolidated VIEs and other entities within the Group

	As of December 31,
	2016	2017
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	64,909	27,113	4,167
Accounts receivable (net of allowance for doubtful accounts of RMB63,266 and RMB80,612 (US$12,390) as of December 31, 2016 and 2017, respectively)	115,774	76,359	11,736
Prepaid expenses and other current assets	51,205	45,007	6,917
Amounts due from inter-companies(1)	8,209	185,801	28,557

Total current assets	240,097	334,280	51,377

Non-current assets:
Long term investments	10,503	10,103	1,553
Long term deposits and other non-current assets	36,470	7,345	1,129

Total non-current assets	46,973	17,448	2,682

TOTAL ASSETS	287,070	351,728	54,059

	As of December 31,
	2016	2017
	RMB	RMB	US$
LIABILITIES:
Current liabilities:
Short-term borrowings	29,311	9,960	1,531
Accounts payable	298,231	353,133	54,276
Accrued employee benefits	36,159	32,783	5,039
Accrued expenses and other current liabilities	9,386	29,728	4,569
Other payables	16,693	15,547	2,389
Income tax payable	6,121	6,268	963
Liabilities for uncertain tax positions	4,689	4,187	644
Amounts due to inter-companies(1)	281,400	499,375	76,753
Amounts due to subsidiaries held for sale (2)	12,606	737	113
Current portion of capital lease obligations	72,614	42,735	6,568
Deferred government grant	13,000	13,000	1,998

Total current liabilities	780,210	1,007,453	154,843

Non-current liabilities:
Non-current portion of capital lease obligations	43,951	1,421	218
Deferred government grant	11,208	6,581	1,011

Total non-current liabilities	55,159	8,002	1,229

Total liabilities	835,369	1,015,455	156,072

(1)	Amount due from/to inter-companies consist of intercompany receivables/payables to the other companies within the Group.
(2)	Information with respect to subsidiaries held for sale is discussed in Note 10.

	For the Years Ended December 31,
	2015	2016	2017
	RMB’000	RMB’000	RMB’000	US$’000
Net revenues
-Third party customers	1,048,454	658,475	479,012	73,623
-Inter-companies	234,333	321,161	342,035	52,570
Net loss	(2,503)	(627,544)	(88,547)	(13,609)

	For the Years Ended December 31,
	2015	2016	2017
	RMB’000	RMB’000	RMB’000	US$’000

Net cash provided by/(used in) operating activities	398,301	(294,338)	173,626	26,686
Net cash used in investing activities	(81,448)	(13,708)	(20,822)	(3,200)
Net cash used in financing activities	(31,539)	(53,798)	(55,864)	(8,586)